Basis of Presentation and Summary of Significant Accounting Policies - Concentration of Risk (Detail) - Supplier	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Billings | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	13.00%	11.00%
Gross Billings | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	12.00%
Gross Billings | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Consolidated Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	18.00%
Consolidated Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	13.00%
Consolidated Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	10.00%
Trade Accounts Payables | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	11.00%
Number of supplier	1	1